Supplemental Cash Flow Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Supplemental Cash Flow Information
Cash paid for income taxes	$ 0	$ 0
Interest paid, net	$ 0	$ 0